LINES OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LINES OF CREDIT
LINES OF CREDIT

NOTE 10 – LINES OF CREDIT

A summary of the Company’s lines of credit as of March 31, 2025 and December 31, 2024 is presented below:

	March 31, 2025	December 31, 2024
National	$3,816,515	$4,012,642
Alpha	769,867	960,867
Pancreta	1,437,670	1,583,291
Attica Bank	849,483	-
EFG	431,840	428,252
Ending balance	$7,305,376	$6,985,052

The Company has three lines of credit with the National Bank of Greece, which are renewed annually. The three lines have interest rates of 6.00% (the "National Bank LOC"), 3.6% (the "COSME 2 Facility"), and 3.6% plus the six-month Euribor rate and any contributions currently in force by law on certain lines of credit (the "COSME 1 Facility").

The maximum borrowing allowed for the 6% line of credit was $5,398,000 and $5,175,000 as of March 31, 2025 and December 31, 2024, respectively. The outstanding balance of the facility was $2,975,052 and $3,165,058, as of March 31, 2025 and December 31, 2024, respectively.

The cumulative maximum borrowing allowed for the COSME 1 Facility and COSME 2 Facility (collectively, the "Facilities") was $1,079,600 and $1,035,100 as of March 31, 2025 and December 31, 2024, respectively. The outstanding balance of the Facilities was $895,406 and $895,987 as of March 31, 2025 and December 31, 2024, respectively.

The Company maintains a line of credit with Alpha Bank of Greece ("Alpha LOC"), which is renewed annually and has a current interest rate of 6.00%. The maximum borrowing allowed was $1,079,600 and $1,035,100 as of March 31, 2025 and December 31, 2024, respectively. The outstanding balance of the Alpha LOC was $769,868 and $960,868, as of March 31, 2025 and December 31, 2024, respectively.

The Company holds a line of credit with Pancreta Bank ("Pancreta LOC"), which is renewed annually and has a current interest rate of 4.10%. The maximum borrowing allowed as of March 31, 2025 and December 31, 2024 was $1,619,400 and $1,552,650, respectively. The outstanding balance of the Pancreta LOC as of March 31, 2025 and December 31, 2024, was $1,437,670 and $1,583,291, respectively.

The Company maintains a line of credit with EGF ("EGF LOC"), which is renewed annually and has a current interest rate of 4.49% plus 3-month Euribor. The maximum borrowing allowed as of March 31, 2025 and December 31, 2024, was $431,840 and $414,040, respectively. The outstanding balance of the EGF LOC as of March 31, 2025 and December 31, 2024 was $431,840 and $428,251, respectively.

On January 27, 2025, the Company entered into a bond loan agreement with Attica Bank, providing for maximum borrowings of up to €2,200,000 ($2,357,120). Under the terms of the facility, the Company received initial proceeds of €700,000 ($749,600), which were classified as Notes Payable in the Company’s consolidated financial statements. The remaining borrowing capacity of €1,500,000 ($1,619,400) is available to the Company on a revolving basis, subject to the provision of qualifying checks receivable as collateral. These subsequent drawdowns are classified as Lines of Credit due to their secured and contingent nature. The facility bears interest at a floating rate of 2.95% plus the applicable 6-month Euribor, recalculated periodically in accordance with market conditions. The loan agreement includes standard covenants and collateral arrangements customary for this type of facility.

Under the aforementioned line of credit agreements, the Company is required to maintain certain financial ratios and covenants. As of March 31, 2025, and December 31, 2024, the Company was in compliance with these ratios and covenants.

All lines of credit are guaranteed by customer receivable checks, which are a type of factoring in which postponed customer checks are assigned by the Company to the bank, in order to be financed at an agreed upon rate.

Interest expense on the Company’s outstanding lines of credit balances for the three months ended March 31, 2025 and 2024, was $61,035 and $44,568, respectively.

NOTE 10 – LINES OF CREDIT

A summary of the Company’s lines of credit as of December 31, 2024 and 2023, is presented below:

	December 31, 2024	December 31, 2023
National	$4,012,642	$3,918,523
Alpha	960,867	1,130,140
Pancreta	1,583,291	1,122,210
EFG	428,252	459,400
Ending balance	$6,985,052	$6,630,273

The Company has three lines of credit with the National Bank of Greece, which are renewed annually. The three lines have interest rates of 6.00% (the “National Bank LOC”), 3.6% (the “COSME 2 Facility”), and 3.6% plus the six-month Euribor rate and any contributions currently in force by law on certain lines of credit (the “COSME 1 Facility”).

The maximum borrowing allowed for the 6% line of credit was $5,175,500 and $3,290,945 as of December 31, 2024 and 2023, respectively. During the year ended December 31, 2024, the Company increased the maximum borrowing capacity under this line of credit. This amendment was executed to enhance financial flexibility and support the Company’s operational and strategic initiatives. The outstanding balance of the facility was $3,165,058 and $2,829,828, as of December 31, 2024 and 2023, respectively.

The cumulative maximum borrowing allowed for the COSME 1 Facility and COSME 2 Facility (collectively, the “Facilities”) was $1,035,100 and $1,106,200 as of December 31, 2024 and 2023, respectively. The outstanding balance of the Facilities was $895,987 and $1,099,255 as of December 31, 2024 and 2023, respectively.

The Company maintains a line of credit with Alpha Bank of Greece (“Alpha LOC”), which is renewed annually and has a current interest rate of 6.00%. The maximum borrowing allowed was $1,035,100 and $1,106,200 as of December 31, 2024 and 2023, respectively. The outstanding balance of the Alpha LOC was $960,828 and $1,130,141, as of December 31, 2024 and 2023, respectively.

The Company holds a line of credit with Pancreta Bank (“Pancreta LOC”), which is renewed annually and has a current interest rate of 4.10%. The maximum borrowing allowed as of December 31, 2024 and 2023 was $1,552,650 and $1,537,618, respectively. As of December 31, 2024 and 2023, the outstanding balance of the Pancreta LOC was $1,583,291 and $1,122,210, respectively.

The Company maintains a line of credit with EGF (“EGF LOC”), which is renewed annually and has a current interest rate of 4.49%. The maximum borrowing allowed as of December 31, 2024 and 2023 was $414,040 and $442,480, respectively. As of December 31, 2024 and 2023, the outstanding balance of the EGF LOC was $428,251 and $459,400, respectively.

Under the aforementioned line of credit agreements, the Company is required to maintain certain financial ratios and covenants. As of December 31, 2024 and 2023, the Company was in compliance with these ratios and covenants.

All lines of credit are guaranteed by customer receivable checks, which are a type of factoring in which postponed customer checks are assigned by the Company to the bank, in order to be financed at an agreed upon rate.

For the years ended December 31, 2024 and 2023, interest expense on the Company’s outstanding lines of credit balances was $503,745 and $393,628, respectively.